Share-Based Compensation - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option Outstanding	38,827,385
Exercisable Options	16,282,315
Life Remaining (years)	4 years 1 month 13 days
July 31, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant Date	July 31, 2019
Weighted Average Exercise Price | $ / shares	$ 1.00
Option Outstanding	10,583,332
Exercisable Options	7,055,555
Life Remaining (years)	2 years 11 months 12 days
July 31, 2019 One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant Date	July 31, 2019
Weighted Average Exercise Price | $ / shares	$ 1.00
Option Outstanding	1,841,667
Exercisable Options	1,227,778
Life Remaining (years)	3 years 9 months 3 days
July 31, 2019 Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant Date	July 31, 2019
Weighted Average Exercise Price | $ / shares	$ 1.50
Option Outstanding	3,121,666
Exercisable Options	1,040,555
Life Remaining (years)	4 years 5 months 12 days
July 31, 2019 Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant Date	July 31, 2019
Weighted Average Exercise Price | $ / shares	$ 1.50
Option Outstanding	800,000
Exercisable Options	166,667
Life Remaining (years)	4 years 5 months 15 days
July 31, 2019 Four [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant Date	July 31, 2019
Weighted Average Exercise Price | $ / shares	$ 0.10
Option Outstanding	6,791,760
Exercisable Options	6,791,760
Life Remaining (years)	4 years 8 months 19 days
August 22, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant Date	August 22, 2019
Weighted Average Exercise Price | $ / shares	$ 0.80
Option Outstanding	8,423,920
Exercisable Options	0
Life Remaining (years)	4 years 7 months 24 days
August 22, 2019 One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant Date	August 22, 2019
Weighted Average Exercise Price | $ / shares	$ 1.00
Option Outstanding	7,250,000
Exercisable Options	0
Life Remaining (years)	4 years 7 months 24 days
November 6, 2019 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant Date	November 6, 2019
Weighted Average Exercise Price | $ / shares	$ 0.80
Option Outstanding	15,040
Exercisable Options	0
Life Remaining (years)	4 years 10 months 6 days